Notes Payable - Related Parties - Schedule of Related Parties Notes Payable (Details) (Parenthetical) - USD ($)	Sep. 01, 2016	Jul. 18, 2016	Dec. 31, 2018	Dec. 31, 2017
Notes payable, related parties			$ 0	$ 79,400
Like RE, Inc. [Member]
Notes payable, related parties	$ 53,000
Notes payable, due date	Dec. 31, 2018
Andrew Rodosevich [Member]
Notes payable, related parties		$ 26,400
Notes payable, due date		Dec. 31, 2019